SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
As from January 1, 2024, ArcelorMittal implemented changes to its organizational structure and to components of the Group whose operating results are regularly reviewed by the chief operating decision maker ("CODM"). India and joint ventures are reported as a new operating segment including the joint ventures AMNS India, VAMA and AMNS Calvert as well as other associates, joint ventures ("JVs") and other investments. The segment Sustainable Solutions is composed of a number of high-growth, niche, capital light businesses playing an important role in supporting climate action. They were previously reported within the Europe segment and are now reported as a separate operating segment. The NAFTA segment is renamed North America. Finally, following the sale of the Company’s operations in Kazakhstan, the remaining parts of the former ACIS segment is assigned to Others. Segment disclosures have been recast to reflect this new segmentation in conformity with IFRS. The Company is organized in six operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the CODM to make decisions about resources to be allocated to the segment and assess its performance. Segment performance is measured based on income from investments in associates, joint ventures and other investments for India and JVs and operating income for the other operating segments. The Company CODM is the Executive Office comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•North America represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States. North America produces hot briquetted iron and flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. North America also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the North America operations includes sourcing from iron ore captive mines in Mexico to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of Europe operations includes sourcing from iron ore captive mines in Bosnia & Herzegovina.
•India and JVs includes all of the Company's interests in joint ventures, associates and other investments. India is a high growth vector of the Company, with its assets well-positioned to grow with the domestic market.
•Sustainable Solutions is focused on growing niche businesses providing vital added-value support to growing sustainable related applications from a low-carbon, capital light asset base. These businesses include: a) Construction solutions: product offerings include sandwich panels (e.g. insulation), profiles and turnkey pre-fabrication solutions to assist building in smarter ways and reduce the carbon footprint of buildings; b) Projects: product range includes plates, pipes & tubes, wire ropes, reinforced steels, providing high-quality & sustainable steel solutions for energy projects and supporting offshore wind, energy transition and onshore construction; c) Industeel: electric arc furnace based capacity for high quality steel grades designed to meet demanding customer specifications (e.g. XCarb® for wind turbines) and supplying a wide range of industries (energy, chemicals, mechanical engineering, machinery, infrastructure, defense & security); d) Renewables: investments in renewable energy projects; e) Metallics: investment and development of the Company’s scrap recycling and collection capabilities; f) Distribution &
service centers: European services processor including slitting, cut-to-length, multi blanking, and press blanking and operating through an extensive network.
•Mining segment comprises the mines owned by ArcelorMittal in Canada and Africa (Liberia). It provides the
Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others*	Elimination	Total
Six months ended June 30, 2024
Sales to external customers	6,443	5,212	13,843	—	4,762	496	1,775	—	32,531
Intersegment sales**	66	1,082	1,826	—	1,018	874	256	(5,122)	—
Operating income (loss)	923	627	263	—	81	396	(224)	52	2,118
Depreciation and amortization	(249)	(182)	(542)	—	(84)	(131)	(89)	—	(1,277)
Income from investments in associates, joint ventures and other investments	—	—	—	423	—	—	—	—	423
Capital expenditures	211	414	718	—	240	497	141	—	2,221
Six months ended June 30, 2023
Sales to external customers	6,783	5,876	15,764	—	5,448	530	2,706	—	37,107
Intersegment sales**	65	1,018	2,002	—	882	1,054	140	(5,161)	—
Operating income (loss)	1,117	876	744	—	189	599	(425)	17	3,117
Depreciation and amortization	(253)	(177)	(533)	—	(70)	(112)	(165)	—	(1,310)
Income from investments in associates, joint ventures and other investments	—	—	—	711	—	—	—	—	711
Capital expenditures	237	382	633	—	139	372	253	(18)	1,998
*Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa (and in Kazakhstan for the six months ended June 30, 2023). Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2024	2023
Operating income	2,118	3,117
Income from investments in associates, joint ventures and other investments	423	711
Financing costs - net	(583)	(361)
Income before taxes	1,958	3,467
Income tax expense	(472)	(420)
Net income (including non-controlling interests)	1,486	3,047
Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2024	2023
Americas
United States	4,246	4,807
Brazil	3,723	4,152
Canada	1,810	1,783
Mexico	1,470	1,683
Argentina	523	909
Others Americas	613	612
Total Americas	12,385	13,946
Europe
Germany	3,082	3,685
France	2,270	2,794
Poland	2,270	2,420
Spain	2,006	2,256
Italy	1,453	1,415
Belgium	885	1,133
Netherlands	700	806
United Kingdom	722	755
Czech Republic	636	681
Turkey	495	524
Russia[1]	—	494
Ukraine	268	195
Romania	202	192
Others Europe	2,171	2,564
Total Europe	17,160	19,914
Asia & Africa
South Africa	929	974
Morocco	375	385
Egypt	62	22
Rest of Africa	209	284
China	398	364
Kazakhstan[1]	—	298
South Korea	168	176
India	82	59
Rest of Asia	763	685
Total Asia & Africa	2,986	3,247
Total	32,531	37,107
1.On December 7, 2023, the Company completed the divestment of ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date.
Product segmentation
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2024	2023
Flat products	18,678	20,738
Long products	6,878	7,834
Tubular products	976	1,220
Mining products	660	564
Others	5,339	6,751
Total	32,531	37,107
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2024 and 2023, respectively:

Six months ended June 30, 2024	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,025	4,826	12,173	4,357	—	1,358	28,739
Non-steel sales [1]	177	78	501	292	479	215	1,742
By-product sales [2]	42	83	501	24	—	76	726
Other sales [3]	199	225	668	89	17	126	1,324
Total	6,443	5,212	13,843	4,762	496	1,775	32,531

Six months ended June 30, 2023	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,223	5,487	13,432	5,094	—	2,206	32,442
Non-steel sales [1]	313	79	830	230	516	258	2,226
By-product sales [2]	48	82	761	24	—	82	997
Other sales [3]	199	228	741	100	14	160	1,442
Total	6,783	5,876	15,764	5,448	530	2,706	37,107
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Others mainly include the Company's operations in Ukraine and South Africa, shipping and other services.